SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2018
SHARE CAPITAL [abstract]
Schedule of classes of share capital
	As at 31 December 2016	Movement	As at 31 December 2017	Movement	As at 31 December 2018
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Authorised, issued and fully paid:
Listed shares
- H shares	1,431,300	-	1,431,300	-	1,431,300
- A shares	5,652,237	-	5,652,237	-	5,652,237
Total	7,083,537	-	7,083,537	-	7,083,537